Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 34,122	$ 2,184	$ 4,338
Accounts receivable, net	27,568	21,236	14,268
Inventory	3,110	1,378	2,562
Prepaid expenses and other	4,447	4,810	1,835
Total current assets:	69,247	29,608	23,003
Property and equipment, net	760	772	805
Operating lease right-of-use asset	3,294	1,131	1,303
Intangibles, net	38,538	40,591	38,802
Goodwill	13,481	13,481	13,481
Other long term assets	1,144	944	538
Total assets	126,464	86,527	77,932
Current liabilities:
Accounts payable	11,412	8,450	4,284
Accrued payroll	2,752	1,354	3,733
Accrued rebates and fees	47,779	30,893	7,362
Accrued expenses	4,949	3,136	3,259
Current portion of deferred consideration	516	264	0
Convertible debentures	18,440	0
Current portion of debt		0	37,950
Related party payable	1,043	0	92,724
Related party note payable		0	19,608
Current portion of operating lease liabilities	776	745	500
Debt, net of issuance costs	15,916	0
Total current liabilities:	103,583	44,842	169,420
Long-term portion of deferred consideration	3,135	3,387	0
Long-term debt, net		0	72,037
Related party note payable, net		0	23,503
Derivative liabilities	6,566	1,231	35,700
Operating lease liabilities	2,594	665	1,148
Other long-term liabilities	169	163	0
Total liabilities	116,047	50,288	301,808
Commitments and contingencies (See Note 10)
Stockholders' Deficit:
Preferred stock	3	3	0
Common stock	15	14	13
Additional paid-in capital	443,715	412,136	128,661
Accumulated deficit	(433,316)	(375,914)	(352,550)
Total stockholders' equity	10,417	36,239	(223,876)
Total liabilities and stockholders' equity	$ 126,464	$ 86,527	$ 77,932